STOCK OPTIONS (Details 6) - shares	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Number granted	600,000	6,800,000	605,000	3,085,000
Options [Member]
IfrsStatementLineItems [Line Items]
Number granted	100,000	200,000	300,000	500,000
Vesting terms	50% on one year anniversary of grant date, 50% on second anniversary of grant date	1/3 on each anniversary of grant date	50% on one year anniversary of grant date, 50% on second anniversary of grant date	½ on grant date, ½ on first anniversary of grant date
Options One [Member]
IfrsStatementLineItems [Line Items]
Number granted	500,000	200,000	100,000	1,000,000
Vesting terms	Monthly over a year	50% on one year anniversary of grant date, 50% on second anniversary of grant date	Fully vested on grant date	½ on grant date, ½ seven months after grant date
Options Two [Member]
IfrsStatementLineItems [Line Items]
Number granted		400,000	205,000	500,000
Vesting terms		Fully vested on grant date	Vest on one year anniversary of grant date	½ six months after grant date, ½ on first anniversary of grant date